Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2015
Securities Sold Under Repurchase Agreements
Securities Sold Under Repurchase Agreements

(8) Securities Sold Under Repurchase Agreements

The Company’s bank subsidiaries have entered into repurchase agreements with an investment banking firm and individual customers of the bank subsidiaries. The purchasers have agreed to resell to the bank subsidiaries identical securities upon the maturities of the agreements. Securities sold under repurchase agreements were mortgage‑backed book entry securities and averaged $872,611,000 and $893,830,000 during 2015 and 2014, respectively, and the maximum amount outstanding at any month end during 2015 and 2014 was $907,211,000 and $892,341,000 respectively.

Further information related to repurchase agreements at December 31, 2015 and 2014 is set forth in the following table:

	Collateral Securities		Repurchase Borrowing
	Book Value of	Fair Value of	Balance of	Weighted Average
	Securities Sold	Securities Sold	Liability	Interest Rate
	(Dollars in Thousands)
December 31, 2015 term:
Overnight agreements	$316,041	$317,799	$250,702	0.15%
1 to 29 days	10,199	10,114	9,798	0.50
30 to 90 days	4,388	4,356	4,320	0.31
Over 90 days	647,086	644,131	562,952	3.84
Total	$977,714	$976,400	$827,772	2.66%
December 31, 2014 term:
Overnight agreements	$366,731	$370,704	$236,077	0.16%
1 to 29 days	3,717	3,781	1,016	0.45
30 to 90 days	13,399	13,628	6,705	0.38
Over 90 days	743,323	746,305	614,552	3.83
Total	$1,127,170	$1,134,418	$858,350	2.79%

The book value and fair value of securities sold includes the entire book value and fair value of securities partially or fully pledged under repurchase agreements.